Note 3 - Acquisitions (Details Textual) shares in Thousands, $ in Thousands, $ in Millions												12 Months Ended
	Nov. 06, 2020 USD ($)	Jun. 10, 2020 USD ($)	Feb. 21, 2020 USD ($)	Aug. 20, 2019 USD ($)	Jun. 27, 2019 USD ($)	May 10, 2019 USD ($)	Feb. 12, 2019 USD ($) shares	Aug. 21, 2018 USD ($) shares	Aug. 21, 2018 CAD ($) shares	Jun. 22, 2018 USD ($)	Feb. 02, 2018 USD ($)	Jan. 31, 2021 USD ($) shares	Jan. 31, 2020 USD ($) shares	Jan. 31, 2019 USD ($) shares	Aug. 21, 2018 CAD ($)
Payments to Acquire Businesses, Net of Cash Acquired, Total												$ 48,403	$ 292,053	$ 67,932
Business Combination, Acquisition Related Costs												$ 1,981	$ 3,457	$ 3,187
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares) | shares													296	46
Peoplevox [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total			$ 24,100									$ 24,137
Business Combination, Acquired Receivables, Gross Contractual Amount			400
Business Combination, Acquired Receivable, Fair Value			$ 400
Business Combination, Consideration Transferred, Total												24,095
Kontainers [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total		$ 5,200										5,237
Business Combination, Acquired Receivables, Gross Contractual Amount		200
Business Combination, Acquired Receivable, Fair Value		200
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High		$ 6,000
Business Combination, Contingent Consideration Arrangements, Period for Revenue Performance Targets (Year)		2 years
Business Combination, Contingent Consideration, Liability, Total		$ 1,400
Business Combination, Consideration Transferred, Total												6,533
ShipTrack [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total	$ 19,000											19,029
Business Combination, Acquired Receivables, Gross Contractual Amount	1,700
Business Combination, Acquired Receivable, Fair Value	1,700
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	$ 25,000
Business Combination, Contingent Consideration Arrangements, Period for Revenue Performance Targets (Year)	2 years
Business Combination, Contingent Consideration, Liability, Total	$ 2,800
Business Combination, Consideration Transferred, Total												21,936
The 2021 Acquisitions [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total												48,403
Business Combination, Acquisition Related Costs												800
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual												9,400
Business Combination, Consideration Transferred, Total												$ 52,564
Visual Compliance [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total							$ 248,900						$ 239,863
Business Combination, Acquired Receivables, Gross Contractual Amount							6,400
Business Combination, Acquired Receivable, Fair Value							$ 5,200
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares) | shares							300
Business Combination, Acquired Receivables, Estimated Uncollectible							$ 1,200
Business Combination, Consideration Transferred, Total													250,055
Core Transport Technologies NZ Limited [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total						$ 21,800							21,833
Business Combination, Acquired Receivables, Gross Contractual Amount						400
Business Combination, Acquired Receivable, Fair Value						400
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High						$ 9,000
Business Combination, Contingent Consideration Arrangements, Period for Revenue Performance Targets (Year)						2 years
Business Combination, Contingent Consideration, Liability, Total						$ 1,500
Business Combination, Consideration Transferred, Total													23,345
STEPcom [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total					$ 18,600								18,639
Business Combination, Acquired Receivables, Gross Contractual Amount					900
Business Combination, Acquired Receivable, Fair Value					800
Business Combination, Acquired Receivables, Estimated Uncollectible					$ 100
Business Combination, Consideration Transferred, Total													18,889
BestTransport [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total				$ 11,700									11,718
Business Combination, Acquired Receivables, Gross Contractual Amount				600
Business Combination, Acquired Receivable, Fair Value				$ 600
Business Combination, Consideration Transferred, Total													$ 11,718
Aljex Software, Inc. [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total											$ 32,400			$ 32,382
Business Combination, Acquired Receivables, Gross Contractual Amount											200
Business Combination, Acquired Receivable, Fair Value											$ 200
Business Combination, Consideration Transferred, Total														32,230
Velocity Mail [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total										$ 26,100				26,107
Business Combination, Acquired Receivables, Gross Contractual Amount										1,000
Business Combination, Acquired Receivable, Fair Value										$ 1,000
Business Combination, Consideration Transferred, Total														26,005
PinPoint [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total														9,443
Business Combination, Acquired Receivables, Gross Contractual Amount								$ 500
Business Combination, Acquired Receivable, Fair Value								500
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High								$ 2,300							$ 3.0
Business Combination, Contingent Consideration Arrangements, Period for Revenue Performance Targets (Year)								2 years	2 years
Business Combination, Contingent Consideration, Liability, Total								$ 700
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares) | shares								100	100
Business Combination, Consideration Transferred, Total								$ 11,000	$ 14.4					$ 11,729